INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Jan. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL [Text Block]

9. INTANGIBLE ASSETS AND GOODWILL

a) Intangible assets

A summary of the Company's intangible assets subject to amortization is as follows:

	January 31, 2023	January 31, 2022
	$	$
Licenses	12,167,021	12,141,476
Brands	644,800	868,982
Customer relationships	1,540,447	1,758,553
	14,352,268	14,769,011
Less: accumulated amortization	(6,465,443)	(5,544,846)
	7,886,825	9,224,165

During the year ended January 31, 2023, the Company recognized amortization expense on intangible assets of $1,337,336 (2022 - $1,370,286).

During the year ended January 31, 2022, the Company recognized impairment charges of $363,510 on customer relationships allocated to the Oregon reporting unit (Note 4).

The estimated aggregate amortization expense for each of the five succeeding years is as follows:

$
January 31, 2024	1,337,336
January 31, 2025	1,337,336
January 31, 2026	1,337,336
January 31, 2027	1,337,336
January 31, 2028	1,325,336
Thereafter	1,212,145
7,886,825

b) Goodwill

As at January 31, 2023 and 2022, the Company had goodwill of $28,541,323 and $28,541,323, respectively, which was allocated to the Nevada reporting unit. There was no impairment on goodwill identified in either year.